UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q)
As of 12/31/2009

UPRIGHT GROWTH FUND
615 West Mt. Pleasant Ave
Livingston, NJ 07039

Description	Quantity	Cur.Value	Weight

Investment Trust
Proshares Ultra S&P	600	22943.4	0.37%

Real Estate
Proshs Ultra Real Estate	25000	172250	2.80%

Bank
Bank Of America Corp	6000	90360	1.47%

Biotechnology
Amgen Incorporated	5100	288507	4.69%

Computer
Apple Computer Inc	3600	758635.2	12.32%
Dell Inc	3000	43080	0.70%
		801715.2	13.02%

Diversified Company
General Electric Company	2000	30260	0.49%
Manitowoc Company Inc	26000	259220	4.21%
		289480	4.70%

Electronic
Au Optronics Corp Adr	8650	103713.5	1.69%
Corning Inc	18000	347580	5.65%
		451293.5	7.33%

Energy
Canadian Solar Inc	1000	28820	0.47%

Financial Service
Citigroup Inc	6000	19860	0.32%
Direxion Shs Exch Trd Fd	2600	192738	3.13%
Prudential Financial Inc	500	24880	0.40%
		237478	3.86%

Food
Starbucks Corp	14000	322840	5.24%

Healthcare
Unitedhealth Group Inc	11000	335280	5.45%

Insurance
A F L A C Inc	4500	208125	3.38%
Metlife Inc	2000	70700	1.15%
		278825	4.53%

Internet
Google Inc	300	185994	3.02%

Leisure
Mgm Mirage	8300	75696	1.23%

Medical
Humana Inc	5000	219450	3.56%
Medtronic Inc	500	21990	0.36%
Pfizer Incorporated	16800	305592	4.96%
		547032	8.89%

Oil
Chevron Corporation	1000	76990	1.25%
Oil Service Holders Tr	500	59440	0.97%
		136430	2.22%

Retail
Coach Inc	13500	493290	8.01%
Timberland Co Cl A	4000	71720	1.17%
		565010	9.18%

Semiconductor
Himax Technologies Adr	35000	96950	1.58%
Silcon Motion Technology	71000	242110	3.93%
Taiwan Semiconductr Adrf	2926.046	33473.96	0.54%
		372533.96	6.05%

Storage Technology
E M C Corp Mass	500	8735	0.14%
Sandisk Corp	18000	521820	8.48%
		530555	8.62%

Telecommunication
Nokia Corp Spon Adr	8000	102800	1.67%
Research In Motion Ltd	700	47278	0.77%
		150078	2.44%

Transportation
Dryships Inc	14000	81480	1.32%
		5964601.06	96.88%

Cash and Money Funds
CASH		192234.84	3.12%
		6156835.9	100.00%

* Non-income producing security

ADR-American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS
At December 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,279,349 amounted to ($314,748) consisted of aggregate gross unrealized appreciation of $1,116,084 and aggregate gross unrealized depreciation of ($1,430,832)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: March 5, 2010

By : /s/ David Y.S. Chiueh

David Chiueh

Chief Financial Officer

Date:March 5, 2010

* Print the name and title of each signing officer under his or her signature.